Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Fair Value of Stock Options Valuation Assumptions	The key assumptions used to determine the fair value of the options for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Years ended December 31,
	2021	2022	2023
Expected volatility	37.2%~38.1%	35.2%~44.2%	36.7%~38.7%
Risk-free interest rate (per annum)	1.00%~1.96%	1.44%~3.97%	3.40%~4.89%
Exercise multiples	2.8 (1)	2.8 (1)	2.8 (1)
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.370~1.050	$0.302~0.461	$0.290~0.400
Fair value of share option	$0.370~1.050	$0.302~0.461	$0.290~0.400

(1)	Exercise multiples defines the early exercise strategy of the grantees and only applies to binomial option pricing model.

Summary of Share based Compensation Expense

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	3,728,421	809,194	297,469
Selling and marketing expense	56,975	39,771	55,503
Research and development expense	48,777	63,884	80,279
Cost of revenues	3,740	6,406	8,576

Total	3,837,913	919,255	441,827

TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Restricted Share Activity
The Group acquired Beijing Bang Li De Network Technology Co., Ltd. (“TYT”), a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value per share
		RMB
Unvested at December 31, 2022	968,198	99.91
Vested	(242,049)	99.91

Unvested at December 31, 2023	726,149	99.91

Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Share Options Activity
The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price per share	Weighted average remaining contract life	Weighted average grant date fair value per share	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2022	377,059,533	0.000010	8.23	0.4874	150,820
Granted	173,306,584	0.000010		0.3553
Exercised	(131,869,359)	0.000010		0.5082
Forfeited	(20,070,480)	0.000010		0.4841

Outstanding at December 31, 2023	398,426,278	0.000010	8.25	0.4233	139,644

Vested and expected to vest at December 31, 2023	398,426,278	0.000010	8.25	0.4233	139,644

Exercisable at December 31, 202 3	77,187,431	0.000010	6.71	0.3453	27,053